Stockholder's Equity (Narrative) (Details) - USD ($)	9 Months Ended	25 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Shares Authorized	217,000,000	217,000,000
Proceeds from issuance of common stock	$ 9,975,000
Common Stock, Capital Shares Reserved for Future Issuance	3,210,194
C3J [Member]
Common Stock, Shares Authorized		217,000,000	217,000,000
Common Stock, Capital Shares Reserved for Future Issuance		825,225
Equity Incentive Plan 2016 [Member] | C3J [Member]
Issued (in shares)		755,858
Issued (in dollars per share)		$ 25.14
Proceeds from issuance of common stock		$ 18,900,000
Common Stock, Capital Shares Reserved for Future Issuance		271,875